Financial risk management - Contractual maturities of Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 12,711	€ 18,682
Over the next 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	5,833	5,930
Between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 6,878	€ 12,752